Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2012
Long-Term Incentive Plan [Abstract]
Long-Term Incentive Plan
LONG-TERM INCENTIVE PLAN
During 2008, the Board of Directors approved the Terms and Conditions of Performance Share Awards Issued Pursuant to the Churchill Downs Incorporated 2007 Omnibus Stock Incentive Plan (the “Company LTIP”) as well as the Terms and Conditions of Performance Share Awards Issued Pursuant to the Churchill Downs Incorporated 2007 Omnibus Stock Incentive Plan for Employees of TwinSpires (the “TwinSpires LTIP”). The objective of the Company LTIP and the TwinSpires LTIP is to support the entrepreneurial mindset desired by management by providing an opportunity to earn significant equity in the Company for achieving significant performance targets.
During the year ended December 31, 2009, the Board of Directors terminated the TwinSpires LTIP. In accordance with this termination, the participants of the TwinSpires LTIP were granted participation in the Company LTIP upon execution of a waiver and award agreement by each such TwinSpires LTIP participant that included a waiver of any rights or benefits due such participant under the TwinSpires LTIP. All TwinSpires LTIP participants executed such waiver and award agreements. These participants have the opportunity to earn performance share awards under the Company LTIP substantially equal to the total value of such awards as defined under the TwinSpires LTIP.
In accordance with the Company LTIP, participants earn performance share awards over a five year period (2008 through 2012) that are paid in either cash or stock of the Company, at the discretion of the Company, based on performance targets achieved by the Company as well as the participant. Performance targets of the Company are predetermined Company EBITDA (defined as earnings before interest, taxes, depreciation and amortization) goals for each year during the term of the Company LTIP. Performance targets of the participants are defined as substantial contributions to the performance and strategic improvement of the Company. During the first quarter subsequent to each plan year during the term of the Company LTIP, performance share awards denominated in either cash or stock are awarded to participants based on assessment of the achievement of performance targets. Such awards have varying service conditions and vest on a quarterly basis. The Company awarded the final performance share awards under the Company LTIP related to the 2011 and 2012 LTIP years during the three months ended March 31, 2013. The Company expects to adopt similar forms of incentive compensation for named executive officers during 2013. The proposed new incentives, which are expected to be awarded during 2013, will consist of performance and service-based restricted stock grants, which will vest upon the achievement of certain triggering events.
During the year ended December 31, 2012, the performance targets of the Company LTIP were achieved for the 2011 and 2012 plan years. Compensation expense of $6.4 million was recognized for the 2011 and 2012 plan awards, which were awarded during the three months ended March 31, 2013 .
During the year ended December 31, 2011, the performance targets of the Company LTIP were achieved for the 2010 plan year. Compensation expense of $4.2 million was recognized for the 2010 plan award, which was awarded through a restricted stock grant made during the year ended December 31, 2012.
During the year ended December 31, 2010, the performance target of the Company LTIP was achieved for the 2009 plan year. Compensation expense of $1.9 million was recognized for the 2009 plan award, which was awarded through a restricted stock grant made during the year ended December 31, 2011.